Document and Entity Information	12 Months Ended
Jun. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Fidelity Newbury Street Trust
Central Index Key	0000704207
Amendment Flag	false
Document Creation Date	Jun. 25, 2013
Document Effective Date	Jun. 26, 2013
Prospectus Date	Jun. 26, 2013